Trade And Other Receivables - Summary of Current Trade and Other Receivables (Detail) - EUR (€)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
VAT receivable		€ 5,260,000	€ 1,943,000
Tax receivable		21,298,000	0
Call deposit		427,000	0
Deferred charges		43,000	82,000
Loans receivable		23,913,000	1,279,000
Impairment of other receivables		(6,000)	0
Other receivables		489,000	5,205,000
Total	€ 25,594,000	€ 51,424,000	€ 8,509,000